RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

24.    RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group

Mr. Haifeng Liu	Shareholder and director of the Company prior to 2010
Our Medical New Technology Co., Ltd (“Our Medical”)*	A company under the control of Mr. Haifeng Liu

b)	The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the Years Ended December 31,
	2009		2010	2011	2011
	RMB		RMB	RMB	US$
Repayment of interest-free loans borrowed from:
Mr. Haifeng Liu	2,000		-	-	-
Non-current deposits made to:
Our Medical	12,497	*		*	*

Imputed interest, calculated using incremental borrowing rates ranging from 6.57% to 7.48%, amounting to approximately RMB55, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively, were recorded with an offsetting credit to additional paid-in capital.

* Our Medical is no longer considered a related party after 2009.